Note 5 - Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

2.            CONCENTRATIONS

The Company derived approximately 63% of its revenue for the quarter ended March 31, 2014 from four customers primarily as a result of development and construction revenue, engineering consulting services and electricity sales. The Company derived approximately 65% of its revenue for the quarter ended March 31, 2013 from three customers primarily as a result of electricity sales and engineering consulting services. At March 31, 2014 and December 31, 2013, 59% and 64% of the Company's accounts receivable were due from four and two customers, respectively.

5.            CONCENTRATIONS

The Company derived approximately 55% of its revenue for the year ended December 31, 2013 from three customers as a result of ~~renewable energy~~ development and construction revenue (25%), engineering consulting services ~~energy and field services~~ (12%), and electricity sales from power plant ownership (18%). The Company derived approximately 49% of its revenue for the year ended December 31, 2012 from two customers as a result of electricity sales from power plant ownership (37%) and engineering consulting services ~~energy and field services~~ (12%). At December 31, 2013 and 2012, 64% and 48% of the Company's accounts receivable were due from two and three customers, respectively.